NOTE 6 - TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

The following is a reconciliation of the taxes on income assuming that all income is taxed at the ordinary statutory corporate tax rate in Israel and the effective income tax rate:

	Year ended December 31,
	2 0 2 0	2 0 1 9	2 0 1 8
Net profit (loss) as reported in the
statements of operations	(23)	4	(35)
Statutory tax rate	23.0%	23.0%	23.0%
Income Tax under statutory tax rate	(5.3)	1	(8)

Less full valuation allowance	5.3	(1)	8

Provision for income tax	-	-	-